SCHEDULE OF STOCK OPTION ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of shares outstanding, beginning balance		61,091,820		61,930,440
Weighted average exercise price, outstanding | $ / shares	$ 0.22		$ 0.21
Weighted average remaining contractual term, outstanding		3 months 7 days		10 months 20 days	1 year 8 months 23 days
Aggregate intrinsic value, outstanding beginning balance | ¥
Number of shares, granted
Weighted average exercise price, granted | ¥ / shares		¥ 0.23
Number of shares, forfeited		(173,870)		(64,980)
Weighted average exercise price, forfeited | ¥ / shares				¥ 0.20
Number of shares, Exercised				(773,640)
Weighted average exercise price, exercised | ¥ / shares				¥ 0.09
Number of shares, Expired		46,562,380
Weighted average exercise price, exercised | ¥ / shares		¥ 0.09
Aggregate intrinsic value, outstanding beginning balance | ¥
Number of shares, exercised				773,640
Number of shares, expired		(46,562,380)
Number of shares outstanding, ending balance		14,355,570		61,091,820	61,930,440
Weighted average exercise price, outstanding | $ / shares	$ 0.61		$ 0.22		$ 0.21
Aggregate intrinsic value, outstanding ending balance | ¥
Number of shares, Vested and expected to vest		14,355,570
Number of shares, Exercisable		14,355,570,000